BANK BORROWINGS - Additional information (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)
Bank of Communications | Credit facility agreement
BANK BORROWINGS
Interest expense arising from the bank borrowings	$ 39,314	$ 26,341
Bank of Communications | Loan agreement
BANK BORROWINGS
Principal amount					¥ 6,000,000	$ 847,350
Fixed interest rate					3.55%	3.55%
Bank of Beijing | Loan agreement
BANK BORROWINGS
Principal amount			¥ 10,000,000,000,000	$ 1,449,846
Fixed interest rate			3.65%	3.65%